Quarterly Report
January 31, 2021
MFS®  Municipal Limited
Maturity Fund
MTL-Q3

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.2%
Alabama - 2.4%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3%, 11/01/2021	$1,060,000	$1,079,896
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	1,245,000	1,421,915
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,493,910
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,602,650
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,688,357
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Villas at Titusville II), “B”, 1.5%, 11/01/2022 (Put Date 5/01/2022)	3,000,000	3,043,110
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	15,732,011
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,205,197
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	248,819
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	372,834
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	593,600
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	550,107
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	625,755
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	894,691
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2029	1,500,000	1,951,980
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	4,107,225
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	2,555,000	3,024,072
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 0.996% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,505,141
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2021	285,000	291,159
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2022	385,000	409,436
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	496,998
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	1,001,649
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2027	1,100,000	1,359,127
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	767,081
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	510,932
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,364,949
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	3,077,580
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,563,689
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	11,114,800
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2022	150,000	153,666
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2023	125,000	133,149
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	109,779
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	169,068
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	216,533
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	123,283
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	200,000	252,486
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	257,988
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	558,335
		$77,072,957
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	$1,200,000	$1,243,212
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,576,967
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	3,083,486
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2021	2,000,000	2,039,340
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2023	3,000,000	3,333,300
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2021	290,000	295,704
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2023	485,000	538,884
		$13,110,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - 1.3%
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	$500,000	$570,375
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2025	400,000	474,216
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2028	1,000,000	1,291,290
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2030	300,000	403,134
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2029	895,000	917,894
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037	5,150,000	5,437,524
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	8,609,175
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,436,794
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,494,194
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,664,768
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,469,796
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,405,656
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,193,764
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,096,200
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	135,304
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	150,317
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	199,591
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	232,760
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	236,928
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	389,230
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	303,615
Peoria, AZ, Vistancia Community Facilities District, BAM, 3%, 7/15/2022	350,000	363,377
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	869,440
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	643,465
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	1,057,644
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,288,035
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	1,240,000	1,307,109
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,425,000	2,559,830
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	160,514
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	400,000	438,152
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2026	250,000	284,445
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	692,982
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	175,452
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,057,328
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,273,152
		$42,283,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - 0.7%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$8,000,000	$9,811,840
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	465,000
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	395,819
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,090,650
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2021	245,000	250,233
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022	250,000	265,945
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	458,308
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	807,583
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	607,258
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,215,210
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,377,280
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	325,026
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,875,456
		$23,945,608
California - 4.0%
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	$300,000	$326,379
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	405,087
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	421,015
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	460,724
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	1,025,856
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	1,118,362
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	538,372
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	1,093,592
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	252,816
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	263,308
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,610,342
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “B”, 0.74%, 12/01/2050 (Put Date 6/01/2026)	1,440,000	1,440,000
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), 0.45%, 1/01/2050 (Put Date 7/01/2021) (n)	5,300,000	5,301,325
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,747,759
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,323,174
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,199,750
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 0.2%, 11/01/2042 (Put Date 4/15/2021) (n)	2,215,000	2,215,221
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-2”, 0.2%, 11/01/2042 (Put Date 4/15/2021) (n)	1,375,000	1,375,138
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,557,868
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,645,450
California Public Works Board Lease Rev., “A”, 5%, 2/01/2030 (w)	8,000,000	10,448,480
California Public Works Board Lease Rev., “A”, 5%, 2/01/2031 (w)	1,155,000	1,539,222
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	350,000	405,227
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	365,000	437,606
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026 (n)	300,000	358,281
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2021 (n)	750,000	759,765
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022 (n)	1,120,000	1,166,077
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,348,870
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022 (n)	135,000	137,152
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,335,000	1,429,077
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,523,873
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	483,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	$1,270,000	$1,298,118
Hastings College of the Law, CA, AGM, 5%, 4/01/2026	305,000	372,188
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	314,315
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	1,865,000	1,997,881
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	1,865,000	2,082,907
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2025 (w)	1,180,000	1,407,492
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2026 (w)	1,185,000	1,459,363
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2027 (w)	1,230,000	1,556,479
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028 (w)	1,250,000	1,618,537
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029 (w)	1,410,000	1,863,541
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2030 (w)	360,000	484,078
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,665,022
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	762,165
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2022 (w)	2,750,000	2,903,285
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023 (w)	3,385,000	3,723,060
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024 (w)	1,300,000	1,483,690
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,229,340
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,227,666
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	3,535,000	3,690,328
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,760,175
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	723,387
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,604,249
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,388,462
State of California, 5%, 8/01/2026	3,490,000	4,385,045
State of California, 5%, 8/01/2027	5,750,000	6,821,915
State of California, “B”, FLR, 0.861% (70% of LIBOR - 1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,007,750
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,676,630
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,956,941
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,424,597
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,293,490
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,449,459
		$126,990,122
Colorado - 1.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2021	$150,000	$155,280
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2021	100,000	103,676
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022	165,000	177,598
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	107,780
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	195,000	217,950
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	134,282
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	462,940
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	156,403
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	209,305
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	148,556
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	239,653
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	159,820
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	251,714
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,190,977
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,690,000	1,698,399
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	460,000	469,090
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	681,490
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	566,184
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	100,000	103,554
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	245,854
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	314,772
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	271,945
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	517,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	$625,000	$822,350
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	964,562
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	1,130,211
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,826,100
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,495,200
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,629,584
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,202,410
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,888,127
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,675,000	4,872,425
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 7/15/2023	100,000	106,243
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2024	400,000	452,820
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2024	300,000	345,639
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2025	325,000	380,874
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2025	400,000	476,284
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 1/15/2026	600,000	667,890
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2026	300,000	367,839
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2027	500,000	619,950
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2027	600,000	751,602
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2028	1,075,000	1,361,574
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2028	850,000	1,085,926
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,713,435
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,352,600
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2027	2,000,000	2,554,020
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,700,516
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,123,690
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	604,610
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,610,167
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,567,307
		$46,258,233
Connecticut - 1.8%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,164,669
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,016,188
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,034,727
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2022	250,000	266,050
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	277,230
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	287,438
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	297,400
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	306,507
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	830,000	1,038,753
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2028	1,030,000	1,311,427
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2029	745,000	964,648
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	526,540
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	1,077,318
Connecticut Health & Educational Facilities Authority Rev., “F”, 4%, 7/01/2021	565,000	570,588
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	3,908,748
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,373,560
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,530,664
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	4,421,754
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,473,894
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,248,086
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	13,209,975
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	2,156,347
West Haven, CT, General Obligation, BAM, 3%, 3/15/2022	335,000	343,576
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	267,213
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	472,933
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	230,200
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	200,000	233,120

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	$215,000	$253,616
West Haven, CT, General Obligation, BAM, 4%, 3/15/2029	200,000	238,122
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	149,735
Windham, CT, General Obligation, 2%, 9/30/2021	5,650,000	5,717,800
		$59,368,826
Delaware - 0.3%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$227,320
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	330,000	342,949
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 1.25%, 10/01/2045 (Put Date 10/01/2025)	3,750,000	3,827,362
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	6,162,635
		$10,560,266
District of Columbia - 0.2%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,262,788
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,116,800
		$6,379,588
Florida - 3.7%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2021	$600,000	$621,888
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	600,000	647,184
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.375%, 5/01/2021	1,005,000	1,012,145
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,075,797
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,150,967
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,322,477
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	608,472
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	720,583
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2021	750,000	755,040
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2022	1,050,000	1,099,843
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	761,649
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2024	1,000,000	1,127,380
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	465,992
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	342,322
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	1,081,564
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	783,650
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	638,280
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,310,309
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	633,390
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	579,053
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,838,535
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,608,416
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,451,998
Florida Housing Finance Corp, Multi-Family Housing Rev. (Azure Estates), “J”, 1.45%, 3/01/2023 (Put Date 3/01/2022)	11,000,000	11,131,340
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Valencia Park Apartments) “A”, 0.25%, 12/01/2023 (Put Date 12/01/2022)	9,000,000	9,006,570
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	6,054,576
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	206,584
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	462,892
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2023	2,640,000	2,968,733
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2024	2,500,000	2,921,500
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2025	1,500,000	1,815,855
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	17,000,000	18,313,250
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	1,170,000	1,177,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Liberty Square Phase Two LLC Project), 1.42%, 11/01/2040 (Put Date 5/01/2022)	$5,250,000	$5,320,192
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Park City Apartments), 0.35%, 4/01/2023 (Put Date 4/01/2022)	11,900,000	11,907,616
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Platform 3750), GNMA, 0.25%, 8/01/2024 (Put Date 8/01/2023)	2,215,000	2,217,237
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	320,000	346,182
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,652,175
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,862,960
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,921,261
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	535,505
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,247,772
Pinellas County, FL, Housing Finance Authority Multi-Family Housing Rev. (Lexington Club at Renaissance Square Apartments), 0.3%, 4/01/2023 (Put Date 4/01/2022)	6,500,000	6,503,900
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2022	50,000	53,085
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	110,688
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	114,975
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	118,912
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	122,424
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	225,526
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	293,970
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	293,425
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	330,900
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	395,142
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,031,490
		$117,301,527
Georgia - 4.1%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,574,350
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,223,660
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.05%, 9/01/2029 (Put Date 11/19/2021)	4,135,000	4,190,905
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	3,053,640
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,560,387
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,989,874
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	2,191,889
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	2,261,011
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,670,225
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,999,304
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	2,090,372
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	4,071,520
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	5,358,600
Carroll County, GA, School District General Obligation, 5%, 4/01/2024	675,000	777,215
Carroll County, GA, School District General Obligation, 5%, 4/01/2025	700,000	837,669
Carroll County, GA, School District General Obligation, 5%, 4/01/2026	1,100,000	1,363,164
Carroll County, GA, School District General Obligation, 5%, 4/01/2027	750,000	957,690
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	656,080
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2022	450,000	474,120
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023	520,000	572,177
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	612,174
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	949,280
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2026	1,715,000	2,102,590
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	629,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	$500,000	$644,710
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029	580,000	763,953
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030	440,000	589,829
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2022	575,000	603,296
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	672,352
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	720,825
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2028	1,530,000	1,959,150
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,032,240
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2021	700,000	709,562
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,075,669
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048	8,815,000	9,685,129
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.846% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	10,018,700
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	4,087,170
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	16,910,000	19,897,490
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 0.926% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,451,407
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	1,058,990
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2028	1,285,000	1,636,974
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	1,110,000	1,441,568
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2030	1,170,000	1,537,064
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,805,702
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,934,152
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,681,170
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,787,180
		$131,961,968
Guam - 0.3%
Guam Education Financing Foundation (Guam Public School Facilities Project), “A”, COP, 5%, 10/01/2021	$2,425,000	$2,467,171
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,286,570
Guam International Airport Authority, “A”, 5%, 10/01/2023	905,000	964,051
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	539,750
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,542,945
		$8,800,487
Hawaii - 0.2%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,606,201
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	250,000	287,070
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	415,520
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	312,525
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,278,950
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	652,520
		$5,552,786
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,435,820
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,625,021
		$5,060,841
Illinois - 9.8%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,706,130
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,781,205
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,037,220
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	6,130,450
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,738,330
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,462,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	$3,875,000	$4,140,089
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,735,000	6,127,331
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	771,851
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	655,709
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	3,861,200
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	1,855,000	1,823,929
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	7,936,501
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,771,231
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	6,330,620
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	3,013,775
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,860,795
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,498,440
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,922,840
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,735,420
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	12,721,600
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	6,103,554
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	5,209,067
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	3,160,000	3,494,328
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	1,210,000	1,253,959
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	6,790,090
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 12/15/2026	1,275,000	1,164,687
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,328,546
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	887,896
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,853,650
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	602,023
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,415,972
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,477,332
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	3,169,634
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,455,320
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	5,156,445
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,728,846
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	622,902
Cook County, IL, General Obligation Refunding, “A”, 3%, 11/15/2021	1,000,000	1,022,700
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2022	4,000,000	4,342,880
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2023	1,250,000	1,414,137
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2024	1,500,000	1,760,415
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,213,710
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2026	3,900,000	4,877,418
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2027	2,000,000	2,562,820
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2028	985,000	1,292,941
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,818,200
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2029	675,000	904,723
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	646,377
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,190,713
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,318,980
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,305,717
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,392,434
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	241,823
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	519,975
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2026	550,000	648,219
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2031	925,000	1,126,150
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	1,025,000	1,030,873
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,672,192
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,677,403
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	434,080
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	394,646
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	964,103
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	545,000	570,223
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	70,000	75,913

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	$1,000,000	$1,120,540
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,577,360
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	5,486,985
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 1.451% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	700,084
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,273,464
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,022,640
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	884,925
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	913,853
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	305,528
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	242,313
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	314,390
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	312,625
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	292,093
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,545,237
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	887,168
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,582,256
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,559,975
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	455,852
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	573,070
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	606,375
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	617,845
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	629,110
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	648,205
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	645,445
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	546,384
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	639,775
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.55%, 11/01/2044 (Put Date 11/01/2021)	1,905,000	1,909,839
Illinois Finance Authority, Water Facility Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	949,971
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), FHLMC, 1.9%, 10/01/2022 (Put Date 10/01/2021)	1,270,000	1,283,970
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,760,600
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,633,794
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,157,246
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,770,617
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	3,300,000	3,952,113
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	2,500,000	3,072,375
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	3,129,290
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,090,392
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	408,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	$665,000	$821,528
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	840,896
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	506,506
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2023	200,000	212,446
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	612,705
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	351,126
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	300,000	350,163
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2031	1,800,000	2,075,598
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	107,663
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	539,865
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	557,372
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,721,590
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,234,340
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	3,110,000	3,656,893
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	89,054
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	190,455
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	198,368
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2022	275,000	287,694
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	120,000	130,541
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	591,696
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	495,495
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	827,621
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	645,251
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	801,466
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,298,020
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,699,246
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	808,115
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,172,410
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,515,859
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,520,928
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	5,581,268
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	526,015
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2022	705,000	733,736
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,081,830
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	875,848
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,180,650
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,660,540
State of Illinois, 4.875%, 5/01/2021	450,000	454,865
State of Illinois, 5%, 1/01/2022	500,000	501,775
State of Illinois, 5%, 1/01/2024	3,000,000	3,010,320
State of Illinois, 5%, 2/01/2025	6,190,000	7,112,186
State of Illinois, AGM, 5%, 2/01/2027	910,000	1,008,262
State of Illinois, AGM, 4%, 2/01/2030	380,000	427,052
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,071,615
State of Illinois, NATL, 6%, 11/01/2026	4,065,000	5,108,973
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,821,824
State of Illinois, “A”, 5%, 11/01/2027	5,365,000	6,533,497
State of Illinois, “A”, 5%, 12/01/2024	220,000	251,671
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	260,558
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	453,298
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,116,391
		$315,296,525
Indiana - 2.1%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,153,050
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,176,380
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,031,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$595,000	$605,811
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,659,551
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,042,660
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	919,243
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	981,824
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,451,653
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,249,610
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,882,277
Indiana Finance Authority, Hospital Rev. (Indiana University Health Obligated Group), “B”, 1.65%, 12/01/2042 (Put Date 7/01/2022)	3,000,000	3,039,420
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,176,700
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2023	1,000,000	1,083,800
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,152,670
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,436,138
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,336,250
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,722,656
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,978,050
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,780,980
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,806,690
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,474,216
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,864,602
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,245,590
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,259,700
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,799,949
Mount Vernon, IN, Environmental Improvement Rev., (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	2,048,845
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	800,000	863,400
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,292,425
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	7,500,000	8,803,275
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	8,159,013
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,294,210
		$66,771,898
Iowa - 0.1%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	$1,375,000	$1,491,435
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,163,940
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,705,084
		$4,360,459
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2021 (n)	$1,200,000	$1,218,168
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2022 (n)	1,200,000	1,240,104
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2024 (n)	1,300,000	1,414,400
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	556,076
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	540,549
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	388,515
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	416,846
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,890,466
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,997,788
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,102,022
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,212,255
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,319,213
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,431,510
		$18,727,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 2.9%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$2,266,232
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,531,438
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,846,900
Kentucky Asset/Liability Commission, General Fund Project Notes, “B”, FLR, NATL, 0.694% (67% of LIBOR - 3mo. + 0.55%), 11/01/2025	15,375,000	15,173,280
Kentucky Bond Development Corp. Industrial Building Rev. (Transylvania University Project), “D”, 3%, 3/01/2021	375,000	375,758
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,967,140
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,296,000
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,062,220
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	760,000	765,115
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	317,646
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	384,937
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	795,137
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,576,138
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,386,240
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,629,880
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,404,564
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	862,120
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,278,191
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,193,621
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	849,541
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	11,785,000	13,264,371
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	15,000,000	17,129,700
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027	8,000,000	8,038,080
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,156,680
		$93,550,929
Louisiana - 2.0%
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2029	$1,650,000	$2,201,776
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2030	800,000	1,090,640
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2031	1,000,000	1,357,020
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,460,000	1,483,345
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,239,583
Louisiana Gas and Fuels Tax Rev., 0.55%, 5/01/2043 (Put Date 5/01/2022)	2,545,000	2,545,738
Louisiana Gas and Fuels Tax Rev., 0.6%, 5/01/2043 (Put Date 5/01/2023)	2,545,000	2,552,355
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	2,705,000	2,748,848
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,235,662
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,717,395
Louisiana Public Facilities Authority Rev. (Ochsner Clinic Foundation Project), “B”, 5%, 5/15/2050 (Put Date 5/15/2025)	4,600,000	5,484,350
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	1,084,074
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2028	1,000,000	1,283,010
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	750,000	983,745
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,150,000	3,419,797
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,399,522
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,613,281
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2030	1,935,000	2,515,558
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2031	4,220,000	5,588,884
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	4,060,000	5,344,340
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,631,360
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	400,677
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	874,283
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,119,381
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029	1,890,000	2,225,305
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	390,000	494,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	$4,335,000	$4,534,410
		$63,169,300
Maine - 0.2%
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2026	$400,000	$494,484
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2027	600,000	761,592
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2028	1,000,000	1,299,630
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2029	750,000	996,435
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2030	800,000	1,081,592
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,178,030
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,222,600
		$7,034,363
Maryland - 1.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$880,353
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,056,070
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	880,000	908,750
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	450,000	478,989
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	1,255,000	1,325,983
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	198,744
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	312,326
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	254,420
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,483,623
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,802,608
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	748,637
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2023 (w)	800,000	833,808
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2024 (w)	540,000	580,619
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2025 (w)	475,000	525,340
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2026 (w)	495,000	561,617
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2027 (w)	430,000	498,353
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2028 (w)	300,000	353,370
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2029 (w)	290,000	345,822
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2030 (w)	285,000	343,673
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	4,141,304
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B-2”, 5%, 7/01/2045 (Put Date 7/01/2027)	2,445,000	3,038,133
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	8,221,710
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,079,870
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,589,760
		$35,563,882
Massachusetts - 2.4%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$6,336,223
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “B-1”, 5%, 7/01/2029	5,000,000	6,738,850
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	578,132
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	747,522
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	660,811
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,531,200
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	3,030,768
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	3,013,848
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,388,758
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,530,760
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	250,000	267,058
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,773,630
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,129,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	$2,000,000	$2,491,740
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,146,080
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,344,511
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,801,935
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,227,750
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	976,131
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	1,068,271
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2021	250,000	257,463
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2022	275,000	295,430
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	363,071
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	422,922
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	419,573
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	432,260
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	633,540
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,687,462
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,535,261
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021) (n)	2,555,000	2,569,640
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	277,103
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	689,628
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	1,009,528
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,218,900
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,864,590
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	830,000	859,540
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	4,027,323
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	4,165,000	4,274,623
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	1,915,000	1,990,623
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2022	7,935,000	8,524,015
Massachusetts School Building Authority, Sales Tax Rev., “A”, ETM, 5%, 8/15/2022	470,000	504,888
		$75,641,321
Michigan - 2.5%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,382,325
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,143,530
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,142,070
Detroit, MI, Unlimited Tax General Obligation, 5%, 4/01/2021	750,000	754,612
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2022	1,030,000	1,063,805
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,105,391
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,162,569
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	744,275
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,245,781
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2028	1,125,000	1,293,919
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	559,667
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	710,383
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,776,800
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,201,210
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,019,720
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-1”, 5%, 7/01/2021	400,000	407,888
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,569,755
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	3,449,385
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 1.25%, 6/01/2030	1,250,000	1,253,425
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,739,400
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	3,335,000	3,382,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	$1,000,000	$1,022,580
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,534,020
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,843,930
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,885,570
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,524,231
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,834,257
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,264,310
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,455,525
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,320,050
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	673,340
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2027	810,000	997,985
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2028	1,170,000	1,473,205
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2029	1,235,000	1,585,444
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2030	735,000	959,954
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	293,998
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	425,464
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	2,159,106
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,511,318
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,350,664
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	453,228
		$80,676,713
Minnesota - 0.6%
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2021	$390,000	$390,300
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2022	610,000	615,893
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	640,830
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	669,624
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	135,000	157,527
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	699,030
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	788,407
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	819,965
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2026	430,000	518,653
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2028	125,000	158,580
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	583,435
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	296,098
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	245,250
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	554,845
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	705,589
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	1,006,944
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	851,053
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	871,087
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	3,215,000	3,546,563
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,123,050
		$19,242,723
Mississippi - 2.4%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2021	$595,000	$602,408
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	185,000	198,205
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	3,053,385
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	4,138,013
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	3,195,000	3,666,103
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	2,235,537
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	431,209
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	400,809
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	424,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Jackson, MI, Development Bank Special Obligation (Sales Tax Revenue Infrastructure Project), 5%, 9/01/2028	$1,200,000	$1,550,376
Mississippi Business Finance Corp., Rev. (System Energy Resources, Inc. Project), 2.5%, 4/01/2022	10,000,000	10,030,300
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	2,187,480
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2021	250,000	256,423
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2022	285,000	304,508
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	853,442
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,084,970
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	867,832
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,786,204
Mississippi Home Corp., Multi-Family Housing Rev. (Gateway Affordable Communities Project), 2.4%, 2/01/2022 (Prerefunded 8/01/2021)	5,000,000	5,052,650
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,436,800
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	8,164,240
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	638,878
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	625,000	775,812
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	1,017,824
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,267,831
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	529,788
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	6,127,027
State of Mississippi, “B”, 5%, 12/01/2025	415,000	509,383
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,262,880
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,636,920
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	3,117,360
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	453,764
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	585,000	689,610
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	618,650
		$78,371,305
Missouri - 1.3%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1%, 10/01/2027	$825,000	$822,542
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	65,000	65,006
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	5,137,600
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,548,120
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,585,900
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	7,000,000	7,008,050
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	8,000,000	8,009,840
Missouri Development Finance, Solid Waste Disposal Rev. (Procter & Gamble Paper Products Co. Project), 5.2%, 3/15/2029	300,000	392,898
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	565,000
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	572,336
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	247,428
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	3,157,525
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	10,123,537
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,867,804
		$42,103,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2021	$2,000,000	$2,054,600
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050	8,500,000	9,559,695
		$11,614,295
Nevada - 0.7%
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2029	$2,120,000	$2,793,990
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2030	1,750,000	2,343,390
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2032	900,000	1,188,252
Nevada Department of Business and Industry Rev. (Brightline West Passenger Rail Project), “A”, 0.5%, 1/01/2050 (Put Date 7/01/2021) (n)	2,000,000	2,000,900
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	380,000	383,443
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Project), “C”, 0.625%, 3/01/2036 (Put Date 4/15/2022)	3,000,000	3,005,580
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,444,033
		$22,159,588
New Hampshire - 0.4%
National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024 (w)	$55,000	$60,104
National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025 (w)	290,000	325,424
National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026 (w)	265,000	304,103
National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028 (w)	580,000	671,501
National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029 (w)	300,000	344,517
National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030 (w)	280,000	319,528
National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031 (w)	295,000	334,828
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	5,272,750
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	3,560,000	4,001,938
		$11,634,693
New Jersey - 6.7%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$390,202
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	248,658
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,441,505
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,105,209
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	954,771
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	747,192
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,525,269
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,143,330
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,174,470
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,212,100
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	433,198
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	568,131
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	658,560
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,906,707
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,437,920
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,872,165
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,715,080
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2022	200,000	212,522
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	220,000	243,582
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	344,250
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	592,120
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	688,803
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	511,811
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2028	400,000	508,832
New Jersey Economic Development Authority Rev. (School Facilities Construction), “XX”, 5%, 6/15/2021	1,005,000	1,022,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	$9,445,000	$9,003,257
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,322,572
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	9,000,000	9,132,030
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,138,257
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	495,000	501,628
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	10,704,380
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	8,593,031
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, NATL, 5.25%, 7/01/2025	5,000,000	5,984,550
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,790,615
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,476,198
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,689,374
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,456,760
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	1,760,000	1,783,496
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	10,000,000	10,521,600
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,744,988
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	3,128,814
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,838,430
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,944,971
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,270,580
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Pilgrim Baptist Village I & II), “E”, 1.5%, 9/01/2022 (Put Date 9/01/2021)	5,000,000	5,033,900
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverside Village Family Apartments (Phase I) Project), “F”, 1.35%, 12/01/2022	5,300,000	5,422,642
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,941,555
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	6,250,000	6,437,750
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,487,165
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,559,760
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	470,000	567,929
New Jersey Transportation Trust Fund Authority, Transportation Program (SIFMA Index Multimodal Notes), “BB-2”, FLR, 1.24% (SIFMA + 1.2%), 6/15/2034 (Put Date 12/15/2021)	10,000,000	10,006,800
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NATL, 5.75%, 6/15/2023	1,010,000	1,137,846
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	176,142
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,224,650
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	532,620
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,328,050
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,884,449
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,575,995
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	3,780,000	3,441,728
New Jersey Turnpike Authority, Turnpike Rev., “B”, 0.897%, 1/01/2025 (w)	1,905,000	1,921,916
New Jersey Turnpike Authority, Turnpike Rev., “B”, 1.047%, 1/01/2026 (w)	2,380,000	2,409,322
Newark, NJ General Capital Improvement, “C”, 2%, 10/05/2021	4,150,000	4,189,798
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	837,008
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	837,718
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	584,858
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,664,222
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,206,847
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,111,228
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	2,345,595
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	14,095,380
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	13,360,000	16,845,624
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,395,212
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,086,540
		$214,974,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.7%
Clayton, NM, Jail Project Improvement Rev., NATL, 5%, 11/01/2029	$1,000,000	$1,163,860
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	7,123,480
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “F”, 1.2%, 6/01/2040 (Put Date 6/01/2022)	1,750,000	1,771,367
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	192,378
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	168,723
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	360,036
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	281,372
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	581,634
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	385,824
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	447,622
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2021	225,000	227,975
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2022	445,000	468,158
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	654,624
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	1,080,682
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,221,046
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,186,880
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2027	750,000	906,967
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2028	800,000	981,408
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2029	835,000	1,035,625
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2030	525,000	658,639
		$20,898,300
New York - 6.3%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$6,585,000	$6,732,109
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	572,635
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	594,210
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	614,145
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	950,000	1,196,601
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,580,532
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2029	2,100,000	2,766,036
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	900,000	1,207,395
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,156,108
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	21,255,600
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2021	575,000	596,712
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2022	400,000	432,872
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	562,600
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	699,606
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	880,999
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2028	615,000	789,309
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2029	750,000	977,333
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2030	750,000	987,765
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	202,924
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	262,338
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2024	250,000	286,645
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	321,846
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	268,630
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	200,000	243,468
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	310,135
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	378,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2027	$500,000	$649,675
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	550,473
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	772,643
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	667,029
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2030	550,000	664,461
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	625,000	754,606
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2031	550,000	662,800
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,446,406
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,849,184
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “D”, 3.5%, 10/01/2029	3,370,000	4,043,157
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	12,343,410
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	300,000	311,967
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2022	250,000	270,355
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,507,680
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,443,612
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,310,452
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2022	1,805,000	1,960,970
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	2,143,618
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2024	1,000,000	1,165,590
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2025	1,600,000	1,923,744
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2027	1,435,000	1,816,853
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	11,030,000	12,586,884
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,870,091
New York Urban Development Corp., State Personal Income Tax Rev., “E”, 5%, 3/15/2031	12,000,000	16,180,320
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,030,850
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,332,148
New York, NY, Housing Development Corp. Multi-Family Housing Rev., “I-2”, 0.7%, 11/01/2060 (Put Date 5/01/2025)	4,205,000	4,212,317
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	6,056,640
New York, NY, Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,203,648
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,277,340
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2029	1,250,000	1,632,300
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2030	1,500,000	1,996,455
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2031	2,000,000	2,494,740
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2032	680,000	842,976
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	1,320,000	1,783,729
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,833,065
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,601,358
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,119,780
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	195,489
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2025 (w)	1,145,000	1,313,223
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2026 (w)	575,000	677,218
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2025	750,000	877,350
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2026	800,000	956,768
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2027	675,000	823,250
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	2,236,835
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025 (w)	1,475,000	1,740,249
Port Authority of NY & NJ (226th Series), 5%, 10/15/2026 (w)	2,000,000	2,428,960
Port Authority of NY & NJ (226th Series), 5%, 10/15/2027 (w)	3,650,000	4,550,236
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028 (w)	3,500,000	4,456,795
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2021	2,040,000	2,057,401
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,106,380
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,189,417
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	502,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	$235,000	$259,327
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,442,140
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,958,024
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,190,100
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,451,640
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,892,355
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 1%, 1/01/2032 (Put Date 2/01/2024) (w)	1,450,000	1,450,000
		$201,946,242
North Carolina - 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$1,039,120
Durham, SC, Multifamily Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	1,095,000	1,096,686
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	3,066,663
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,609,024
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2022	665,000	699,061
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	352,547
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	783,846
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	283,913
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,474,387
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	716,184
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	15,635,000	17,775,119
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,802,820
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,939,120
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	759,023
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,212,850
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Mahhews Garden Gilmore), 0.3%, 10/01/2023 (Put Date 10/01/2022)	6,000,000	6,005,460
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,237,529
		$45,853,352
North Dakota - 0.3%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,406,766
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,267,549
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,554,275
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,496,117
		$9,724,707
Ohio - 2.5%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$652,308
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	307,330
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,235,360
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,274,030
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,565,770
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029 (Prerefunded 1/01/2022)	1,250,000	1,305,350
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,459,175
Columbus, OH, 5%, 7/01/2022	2,350,000	2,512,643
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,368,180
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,605,155
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026 (w)	500,000	596,135
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027 (w)	580,000	705,216
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028 (w)	1,455,000	1,797,158
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2029 (w)	1,560,000	1,955,647
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030 (w)	1,000,000	1,273,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031 (w)	$1,000,000	$1,292,750
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032 (w)	900,000	1,153,818
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033 (w)	800,000	1,018,536
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034 (w)	1,000,000	1,266,740
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023 (w)	225,000	251,417
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024 (w)	205,000	238,146
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025 (w)	500,000	602,175
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2026 (w)	500,000	620,950
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2027 (w)	525,000	668,126
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2028 (w)	400,000	519,856
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2029 (w)	450,000	595,913
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	2,182,194
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	117,076
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,196,880
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	686,531
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	5,166,000
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	168,105
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	512,371
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	457,072
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	1,030,062
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	597,807
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	362,857
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,038,720
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	837,155
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022 (Put Date 11/01/2022)	11,000,000	11,580,910
State of Ohio, Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,831,850
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,536,865
		$80,143,959
Oklahoma - 0.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	$800,000	$899,656
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	568,820
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	710,129
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	634,680
		$2,813,285
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$352,107
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	537,440
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	475,000	477,617
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/01/2022)	645,000	662,544
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,360,104
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	482,220
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	913,644
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2029	1,000,000	1,322,220
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	600,000	809,442
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	230,870
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	268,697
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	184,412
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	157,186

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	$150,000	$192,621
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	392,136
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	399,009
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,728,480
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,193,460
		$12,664,209
Pennsylvania - 10.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,354,230
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 0.864% (LIBOR - 3mo. + 0.72%), 2/01/2021	340,000	340,000
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	300,000	336,522
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	173,480
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2026	850,000	1,053,269
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2027	300,000	381,030
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2028	400,000	519,148
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2029	425,000	561,293
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2030	300,000	403,287
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2027	500,000	635,050
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2029	225,000	297,155
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	5,020,736
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,422,112
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	633,425
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,718,181
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,282,117
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,557,246
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,676,396
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,821,890
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	712,706
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	500,000	593,110
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	641,497
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	543,455
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	445,004
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	2,222,473
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	232,380
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	548,584
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	989,295
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,862,579
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2021	170,000	170,000
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	475,960
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	632,478
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	1,146,370
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	1,282,754
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	5,545,000	6,206,518
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	681,119
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,136,980
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,329,012
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,910,126
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	788,465
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	3,635,000	4,135,903
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	9,889,226
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,308,512
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	303,685
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,988,640
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,607,299
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,795,390
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	593,600
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2025	535,000	614,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2026	$580,000	$677,649
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2027	940,000	1,113,703
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,214,363
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2029	1,040,000	1,249,602
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	597,860
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2022	885,000	915,957
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	630,000	674,906
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2022	140,000	146,066
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	100,000	109,023
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,457,134
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,133,029
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	160,000	162,646
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,144,500
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029 (w)	4,550,000	4,876,189
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2024	1,125,000	1,242,596
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	880,000	994,233
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2026	935,000	1,080,561
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2027	950,000	1,117,409
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2028	650,000	776,497
East Allegheny, PA, School District General Obligation, BAM, 3%, 6/01/2029	800,000	891,152
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,346,674
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	1,111,107
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	677,933
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2021	870,000	876,490
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2022	650,000	684,522
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	261,694
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	560,187
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	237,736
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	312,895
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,194,777
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,674,557
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,419,245
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	552,305
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	800,825
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,312,210
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 8/01/2021 (w)	100,000	101,173
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2022 (w)	100,000	102,303
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2023 (w)	325,000	345,706
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024 (w)	320,000	349,907
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025 (w)	350,000	392,182
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2026 (w)	945,000	1,081,949
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2028 (w)	1,100,000	1,300,299
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030 (w)	675,000	737,303
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	398,220
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	309,639
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	343,539
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	798,385
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	306,372
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2021 (w)	460,000	473,874
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2022 (w)	695,000	748,974
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024 (w)	465,000	542,943
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025 (w)	630,000	760,599
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2026 (w)	820,000	1,019,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2027 (w)	$1,000,000	$1,277,410
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2028 (w)	705,000	919,933
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2029 (w)	370,000	451,633
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030 (w)	450,000	545,693
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031 (w)	500,000	603,345
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	835,258
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,132,831
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	601,897
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	551,535
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	645,425
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	677,952
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	706,652
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028	1,315,000	1,492,735
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	483,013
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	590,095
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	497,692
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	513,352
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	534,465
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2022	805,000	844,413
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	488,138
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2022	1,000,000	1,025,920
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2023	1,000,000	1,048,490
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	549,170
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	903,838
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2027	500,000	585,640
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2028	500,000	595,065
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2029	500,000	558,990
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	555,140
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network Hospital), “A”, 5%, 7/01/2021	1,200,000	1,222,344
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,288,784
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,328,026
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,035,811
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,108,420
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	462,787
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	449,284
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	476,838
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	457,546
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,171,995
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,082,044
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,202,810
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,909,477
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,182,420
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.039%, 3/01/2025 (w)	515,000	520,547
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.229%, 3/01/2026 (w)	1,250,000	1,268,537
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.47%, 3/01/2027 (w)	1,000,000	1,004,800
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,277,503
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2022)	1,100,000	1,120,372
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,205,000	1,258,213
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,297,660

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	$1,350,000	$1,741,486
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	3,024,079
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,568,814
Montour County, PA, Geisinger Authority Health System Rev., “C”, 5%, 4/01/2043 (Put Date 4/01/2030)	4,500,000	5,999,580
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	5,405,820
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2021	1,730,000	1,759,894
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2021	1,730,000	1,796,345
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2022	365,000	371,453
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	918,691
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	125,775
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 0.2%, 4/01/2034 (Put Date 4/15/2021)	950,000	950,095
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 0.2%, 4/01/2049 (Put Date 4/15/2021)	845,000	845,085
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,422,669
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	3,248,829
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	284,462
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2021	340,000	343,954
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2022	420,000	444,499
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	595,080
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	389,463
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	415,751
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	673,723
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	1,057,221
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2029	1,500,000	1,958,340
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2030	2,250,000	2,993,647
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,050,730
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	521,612
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	859,102
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.35%, 10/01/2021	2,755,000	2,785,608
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	3,100,000	3,161,194
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,281,968
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,176,112
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	4,275,000	4,710,537
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	901,762
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	913,456
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,208,286
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	129,442
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	450,000	587,772
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	548,898
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,937,056
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2021	300,000	301,137
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2022	325,000	341,465
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2023	500,000	547,280
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	636,686
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	794,340
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2026	800,000	969,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2027	$715,000	$891,827
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2028	750,000	959,190
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2029	850,000	1,033,396
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	770,970
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 2%, 10/15/2021	190,000	192,278
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2022	255,000	270,966
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	304,503
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	335,484
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	293,623
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	574,128
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,595,996
Philadelphia, PA, School District, 5%, 9/01/2022	5,790,000	6,209,196
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,782,525
Philadelphia, PA, School District, “A”, 5%, 9/01/2021	475,000	487,711
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,168,660
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,188,930
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	776,637
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,315,164
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	6,115,250
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,612,061
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2024	1,700,000	1,883,719
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2025	1,870,000	2,133,146
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2026	2,000,000	2,438,680
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2027	2,250,000	2,810,857
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2028	2,590,000	3,307,896
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	3,577,695
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2030	2,925,000	3,854,682
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	626,730
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,418,037
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,174,830
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,230,040
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	930,000	957,249
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,764,039
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2022	415,000	437,493
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	873,836
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	832,888
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	861,592
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,324,620
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	1,170,000	1,396,617
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,333,849
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2021	500,000	506,135
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2025	405,000	451,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2022	$1,075,000	$1,117,258
		$325,917,406
Puerto Rico - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,830,000	$1,865,337
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,283,838
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	545,610
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	780,878
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	1,375,000	1,402,802
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2021	8,765,000	8,837,399
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,057,300
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,717
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,414,577
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,938,449
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,152,033
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,124,707
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	453,548
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	111,442
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	116,508
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	300,000	302,376
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	374,851
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,869,188
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	871,275
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	536,948
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,328
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	269,443
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,114,044
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,357,592
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	207,501
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	492,145
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	5,000	4,997
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	380,300
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	85,000	84,912
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	298,968
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	89,905
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	394,781
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,245,148
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,316,843
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	676,506
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,631,204
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	139,909
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,406,163
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	401,174
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	227,348
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	646,171
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	13,083,793
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	248,212
		$73,117,170
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,922,650
Rhode Island Health & Educational Building Corp. Rev. (Providence Public Building Authority), “A”, 5%, 5/15/2021	2,240,000	2,269,814
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	914,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	$550,000	$596,255
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,253,079
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,165,726
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	999,680
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,264,640
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	35,000	35,846
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,185,000	1,243,397
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	891,998
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,200,760
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,380,465
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,661,648
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,498,598
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,595,425
		$25,894,037
South Carolina - 1.0%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,358,539
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,891,057
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,470,625
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.067%, 12/01/2022	2,515,000	2,524,230
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.208%, 12/01/2023	3,205,000	3,221,826
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.368%, 12/01/2024	5,000,000	5,038,750
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.468%, 12/01/2025	6,850,000	6,909,458
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,161,460
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,797,975
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	2,066,887
		$32,440,807
Tennessee - 2.2%
Blount County, TN, Health & Educational Facilities Board, Multi-Family Housing Rev. (Meadowood Apartments Project), 0.3%, 5/01/2023 (Put Date 5/01/2022)	$9,500,000	$9,504,940
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	720,000
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	545,000	592,731
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,514,751
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	920,083
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	839,288
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,712,722
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	321,127
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	602,325
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	581,419
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,737,057
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	9,608,372
Memphis, TN, Health, Educational and Housing Board, Multi-Family Housing Rev. (Burkle & Main Apartments Project), 1.4%, 11/01/2022 (Put Date 5/01/2022)	1,500,000	1,519,680
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,931,685
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,577,040
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,957,225
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	7,605,750
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049	18,380,000	21,195,632
		$69,441,827
Texas - 6.4%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2021	$400,000	$410,020
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2022	350,000	374,182
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2023	325,000	363,123
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2024	325,000	377,702
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2025	400,000	482,220
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2026	400,000	497,952
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2027	525,000	671,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	$2,790,000	$3,045,034
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,186,236
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2021	400,000	402,928
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	1,055,000	1,108,457
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	460,000	483,308
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,165,198
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	816,727
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,151,792
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,136,601
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	1,110,854
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,187,669
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	967,071
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	864,709
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,631,986
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	609,989
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,774,512
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	335,000	343,908
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/2021	6,595,000	6,606,739
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	1,104,593
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,198,510
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,187,040
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,297,406
Central Texas Regional Mobility Authority, “F”, 5%, 1/01/2025	4,000,000	4,593,600
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), PSF, 4%, 8/15/2023	900,000	984,780
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), PSF, 5%, 8/15/2024	600,000	698,910
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), PSF, 5%, 8/15/2026	1,475,000	1,839,856
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,435,000	1,488,023
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	573,557
Deer Park, TX, Independent School District Rev., PSF, 0.28%, 10/01/2042 (Put Date 10/01/2021)	7,500,000	7,503,450
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,702,037
Gaines County, TX, Seminole Hospital District, “A”, 3.75%, 2/15/2023	2,020,000	2,084,135
Gaines County, TX, Seminole Hospital District, “A”, 3.9%, 2/15/2024	2,125,000	2,195,019
Gaines County, TX, Seminole Hospital District, “A”, 4.05%, 2/15/2025	2,215,000	2,290,642
Gaines County, TX, Seminole Hospital District, “A”, 4.25%, 2/15/2026	1,155,000	1,195,668
Gaines County, TX, Seminole Hospital District, “A”, 4.5%, 2/15/2027	2,405,000	2,492,614
Gaines County, TX, Seminole Hospital District, “A”, 4.65%, 2/15/2028	2,615,000	2,711,258
Goose Creek, TX, Independent School District Rev., “B”, PSF, 0.27%, 10/01/2049 (Put Date 10/01/2021)	11,000,000	11,005,830
Gulf Coast Waste Disposal Authority, TX, Solid Waste Disposal Rev. (Waste Management of Texas, Inc.), “B”, 2.45%, 5/01/2028 (Put Date 5/03/2021)	920,000	925,272
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2027	6,000,000	7,683,000
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2028	9,000,000	11,788,470
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,057,662
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project) “A”, 5%, 7/01/2027	355,000	410,114
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects) “B-2”, 5%, 7/15/2027	490,000	566,362
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	5,153,320
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,192,010
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,679,860
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2022	500,000	536,200
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	613,811
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	665,143
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,352,769
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	290,975
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	603,010
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	423,262
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	144,323
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	169,122
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	258,291
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	317,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	$185,000	$212,101
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,615,500
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,371,451
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	3,298,470
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	401,728
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,220,519
Prosper, TX, Independent School District, School Building, PSF, 5%, 2/15/2029	600,000	799,110
Prosper, TX, Independent School District, School Building, PSF, 5%, 2/15/2030	700,000	927,199
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,234,330
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,843,820
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,216,274
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	2,089,195
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,370,954
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	731,935
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2021	1,000,000	1,018,620
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2022	1,405,000	1,493,754
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,218,976
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	989,413
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,905,680
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,534,025
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	3,457,245
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,246,107
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,424,639
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,540,665
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	515,000	571,248
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,899,936
Texas Department of Housing and Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	5,013,050
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2021 (w)	3,250,000	3,373,337
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2022 (w)	2,500,000	2,707,350
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2026	440,000	485,201
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2029 (w)	12,000,000	15,762,000
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 12/31/2030	2,250,000	2,796,435
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 6/30/2031	4,000,000	4,928,920
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 12/31/2031	4,500,000	5,529,960
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 6/30/2032	3,500,000	4,259,150
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	115,569
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	416,565
Waco, TX, 5%, 2/01/2027	3,220,000	4,083,218
		$205,851,892
U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	$1,500,000	$1,635,135
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,682,310
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,664,527
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	2,715,000	2,819,989
		$9,801,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,371,145
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,473,384
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	6,419,400
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “B-2”, 5%, 5/15/2060 (Put Date 8/01/2026)	5,000,000	6,217,800
		$16,481,729
Vermont - 0.8%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,075,000	$1,113,001
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	579,049
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,152,784
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	884,562
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	423,511
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,769,042
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	932,658
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	920,847
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,221,760
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,221,760
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,975,328
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	2,141,996
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	2,043,702
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,806,932
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,254,300
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2022	1,420,000	1,506,549
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,102,950
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	970,165
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	1,029,368
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,527,203
		$26,577,467
Virginia - 1.0%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	$775,000	$894,761
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	568,499
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,300,315
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/02/2022)	475,000	487,920
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	410,000	421,152
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), “A”, 0.45%, 12/01/2041 (Put Date 4/01/2022)	3,060,000	3,061,408
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023	545,000	572,822
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,368,454
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,375,000
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/01/2022)	475,000	487,920
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	6,355,000	6,359,766
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,482,360
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,030,050
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	806,107
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2022	400,000	416,616
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2023	425,000	460,819
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	562,075
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,729,106
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,673,157
		$33,058,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 1.6%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	$2,455,000	$2,503,511
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,133,100
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,668,375
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	2,080,000	2,148,682
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,415,657
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,517,240
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,847,793
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	2,048,095
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,606,720
Seattle, WA, Port Rev., 5%, 4/01/2030	14,685,000	18,677,117
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	4,432,575
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “B-3”, 5%, 8/01/2049 (Put Date 8/01/2026)	3,500,000	4,224,920
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,031,760
		$52,255,545
West Virginia - 0.9%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037	$10,000,000	$10,150,600
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	4,266,120
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Company - Mitchell Project), “A”, 3%, 6/01/2037	11,500,000	11,855,925
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,927,869
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,510,000	1,542,706
		$29,743,220
Wisconsin - 1.2%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$238,354
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	319,353
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	468,628
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	948,920
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	918,687
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	932,995
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	5,000,000	5,080,250
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2022 (Prerefunded 7/15/2021)	6,000,000	6,133,860
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	1,042,372
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	509,476
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,864,800
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,691,453
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,075,000	1,115,957
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2022	350,000	371,343
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	442,684
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	459,060
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	505,134
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	397,917
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	564,241
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	926,717
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	1,171,053
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	1,995,000	1,990,791
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), 2%, 7/01/2029 (Put Date 6/01/2021)	3,470,000	3,490,855
		$37,584,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - 0.1%
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2022 (w)	$250,000	$261,925
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023 (w)	250,000	271,093
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024 (w)	250,000	279,700
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2025 (w)	280,000	322,000
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2026 (w)	400,000	471,408
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2027 (w)	185,000	222,124
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2029	340,000	419,580
		$2,247,830
Total Municipal Bonds		$3,149,999,830
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2025 (n)	$4,589,000	$4,065,152
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	7,427,000	6,247,400
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2028 (n)	1,054,000	794,808
Total Bonds		$11,107,360
Investment Companies (h) - 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.09% (v)	73,539,559	$73,539,559

Other Assets, Less Liabilities - (0.8)%		(26,323,398)
Net Assets - 100.0%		$3,208,323,351
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $73,539,559 and $3,161,107,190, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,686,721, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SIFMA	Securities Industry & Financial Markets Assn.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,149,999,830	$—	$3,149,999,830
U.S. Corporate Bonds	—	11,107,360	—	11,107,360
Mutual Funds	73,539,559	—	—	73,539,559
Total	$73,539,559	$3,161,107,190	$—	$3,234,646,749
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$49,459,051	$640,907,395	$616,821,596	$(7,707)	$2,416	$73,539,559
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$71,655	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.